Basis of Presentation and Consolidation and Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions
The fair value of the Company’s stock options was estimated on the grant date using the Black-Scholes option pricing model with the following weighted-average input assumptions used by the Company as follows:

Year Ended December 31,
2023
Grant date fair value	$134.20
Expected term	6.0
Expected volatility	69%
Risk-free interest rate	3.70%
Exercise price	$207.90
Dividend yield	—

Schedule of Changes in the Provision for Credit Losses
The following table presents the changes in the provision for credit losses (in thousands):

	December 31,
	2024	2023
Beginning balance	$344	$4
Provision for credit losses	647	369
Write-offs, net of recoveries	(13)	(29)
Ending balance	$978	$344

Schedule of Accrued Liabilities
The components of accrued liabilities on the condensed consolidated balance sheet as of September 30, 2025 and December 31, 2024 are as follows (in thousands):

	September 30, 2025	December 31, 2024
Accrued compensation and benefits	$286	$330
Accrued expenses	1,602	877
Accrued bank fees and interest	—	50
Total accrued liabilities	$1,888	$1,257

The components of accrued liabilities on the balance sheet as of December 31, 2024 and 2023 are as follows (in thousands):

	December 31,
	2024	2023
Accrued compensation and benefits	$330	$2,789
Accrued expenses	877	631
Accrued severance	—	189
Accrued litigation settlement (1)	—	171
Accrued interest	50	36
Total accrued liabilities	$1,257	$3,816
__________________
(1)In July 2022, the Company entered into a litigation settlement agreement with a vendor of Huddled Masses related to a delinquent balance from 2019 and agreed to pay a total of $0.5 million with monthly installment payments over 24 months beginning September 1, 2022.

Schedule of Prepaid Expenses and Other Current Assets
The components of prepaid expenses and other current assets on the balance sheet as of December 31, 2024 and 2023 are as follows (in thousands):

	December 31,
	2024	2023
Prepaid expenses	$566	$533
Stock subscription receivable (1)	1,362	—
Other current assets	189	226
Total prepaid expenses and other current assets	$2,117	$759
__________________
(1)The stock subscription receivable consists of amounts receivable for Class A Common Stock issued under the Equity Reserve Facility but not yet paid as of December 31, 2024. The Company collected the receivable in January 2025.